Restricted Cash, Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Schedule of Restricted Cash, Deposits and Marketable Securities

	December 31
	2019	2018
	€ in thousands
Marketable securities (1)	2,242	2,132
Short-term restricted cash (2)	22,162	*1,315
Short-term deposits (3)	6,446	-
Long-term restricted non-interest bearing bank deposits (4)	3,094	408
Restricted cash, long-term bank deposits (5)	7,862	4,992
Long-term restricted cash and deposits	10,956	*5,400

* Reclassified, see Note 2

(1)	During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
(2)
On December 16, 2019, the Company announced its intention to  repay the entire outstanding principal of the Company’s Series A Debentures on December 31, 2019. Due to technical issues related to  the clearing system, the Company executed a regular principal repayment of NIS 20,034 thousand (approximately €5,160 thousand) and the repayment  of the remaining outstanding principal balance was scheduled for January, 2020. On December 30, 2019 the funds designated for such repayment were transferred to the nominee company.

(3)	Bank deposits with annual interest rate as of December 31, 2019 of 0.58%.
(4)
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).

(5)	Bank deposits used to secure obligations under loan agreements (see Note 11).